Fair values of financial instruments carried at fair value - Global Banking and Markets fair value adjustments (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Global Banking and Markets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	$ 1,282	$ 1,206
Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	131	141
Risk-related | Global Banking and Markets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	1,107	1,042
Risk-related | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	128	138
– bid-offer | Global Banking and Markets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	418	430
– bid-offer | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	71	76
– uncertainty | Global Banking and Markets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	114	99
– uncertainty | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	2	6
– credit valuation adjustment (‘CVA’) | Global Banking and Markets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	411	442
– credit valuation adjustment (‘CVA’) | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	48	52
– debit valuation adjustment (‘DVA’) | Global Banking and Markets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	(129)	(198)
– debit valuation adjustment (‘DVA’) | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– funding fair value adjustment (‘FFVA’) | Global Banking and Markets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	265	256
– funding fair value adjustment (‘FFVA’) | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	7	4
– other | Global Banking and Markets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	28	13
– other | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
Model-related | Global Banking and Markets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	76	79
Model-related | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	3	3
– model limitation | Global Banking and Markets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	68	79
– model limitation | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	3	3
– other | Global Banking and Markets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	8	0
– other | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
Inception profit (Day 1 P&L reserves) | Global Banking and Markets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	99	85
Inception profit (Day 1 P&L reserves) | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	$ 0	$ 0